Taxation - Components of income tax expense (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
Taxation
Current income tax expense	¥ 5,474		¥ 1,289
Deferred income (benefit) tax			(638)
Income tax expense	¥ 5,474	$ 817	¥ 651